Statements Of Consolidated Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Operating revenues	$ 5,370	$ 5,978	$ 5,899
Fuel, purchased power costs and delivery fees	(2,692)	(2,842)	(2,848)
Net gain (loss) from commodity hedging and trading activities	334	11	(54)
Operating costs	(834)	(914)	(881)
Depreciation and amortization	(864)	(1,283)	(1,355)
Selling, general and administrative expenses	(745)	(794)	(822)
Impairment of goodwill	(2,200)	(1,600)	(1,000)
Impairment of long-lived assets	(2,541)	(4,670)	(140)
Other income	35	31	26
Other deductions	(95)	(276)	(53)
Interest income	1	1	1
Interest expense and related charges	(1,760)	(2,201)	(2,704)
Reorganization Items	(1,355)	(815)	0
Loss before income taxes and equity in earnings of unconsolidated subsidiaries	(7,346)	(9,374)	(3,931)
Income tax benefit	1,670	2,619	1,271
Equity in earnings of unconsolidated subsidiaries (net of tax)	334	349	335
Net loss	(5,342)	(6,406)	(2,325)
Net loss attributable to noncontrolling interests	0	0	107
Net loss attributable to EFH Corp.	$ (5,342)	$ (6,406)	$ (2,218)